Note 7 - Senior Secured Convertible Promissory Note - Schedule of Convertible Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Convertible promissory note	$ 13,240	$ 14,000
Senior Secured Convertible Promissory Notes 1 [Member]
Maturity date	Jun. 26, 2024
Convertible promissory note	$ 0	2,400
Senior Secured Convertible Promissory Notes 2 [Member]
Maturity date	Jul. 25, 2024
Convertible promissory note	$ 0	2,400
Senior Secured Convertible Promissory Notes 3 [Member]
Maturity date	Aug. 25, 2024
Convertible promissory note	$ 0	2,400
Senior Secured Convertible Promissory Notes 4 [Member]
Maturity date	Sep. 27, 2024
Convertible promissory note	$ 0	2,400
Senior Secured Convertible Promissory Notes 5 [Member]
Maturity date	Nov. 02, 2024
Convertible promissory note	$ 0	2,400
Senior Secured Convertible Promissory Notes 6 [Member]
Maturity date	Dec. 12, 2024
Convertible promissory note	$ 0	2,000
Senior Secured Convertible Promissory Notes 7 [Member]
Maturity date	Apr. 02, 2025
Convertible promissory note	$ 2,000	0
Senior Secured Convertible Promissory Notes 8 [Member]
Maturity date	May 02, 2025
Convertible promissory note	$ 2,000	0
Senior Secured Convertible Promissory Notes 9 [Member]
Maturity date	Jun. 03, 2025
Convertible promissory note	$ 2,000	0
Senior Secured Convertible Promissory Notes 10 [Member]
Maturity date	Jun. 21, 2025
Convertible promissory note	$ 1,240	0
Senior Secured Convertible Promissory Notes 11 [Member]
Maturity date	Jul. 03, 2025
Convertible promissory note	$ 2,000	0
Senior Secured Convertible Promissory Notes 12 [Member]
Maturity date	Aug. 01, 2025
Convertible promissory note	$ 2,000	0
Senior Secured Convertible Promissory Notes 13 [Member]
Maturity date	Dec. 09, 2025
Convertible promissory note	$ 2,000